Company's Deferred Income Tax Assets (Detail) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Deferred Tax Assets [Line Items]
Loss carryforwards	$ 975,819	$ 628,063
Less - valuation allowance	(975,819)	(628,063)
Total net deferred tax assets	$ 0	$ 0